Retirement Benefit Plan - Summary of Key Financial Assumptions Used to Measure Liabilities of BTPS (Parenthetical) (Detail)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure Of Defined Benefit Plans [Abstract]
Maximum assumed real rate	0.10%	0.50%	0.20%